FINANCE LEASES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchase of fixed assets through finance lease	$ 0	$ 9,985
Financial lease description	Based on average interest rate of 16%, average term remaining (months) 21.19 Average term remain (years) 1.49		Based on average interest rate of 16%, average term remaining (months) 24.33 Average term remain (years) 2.03
Due to related party				$ 18,756	$ 0
Payment on notes payable				$ 6,611
Capital Lease [Member]
Interest rate		22.00%		22.00%
Amortization period		24 months		24 months
Monthly payments		$ 520		$ 520
Bargain purchase option		1		1
Note payable		9,985		9,985
Other payments		498		498
Payment for Management Fee		$ 22		$ 22